S-K 1602(c) Dilution - USD ($)			12 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share			$ 10.00
Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		$ 7.18
Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		7.18
No Redemption [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share		10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value Amount of Dilution, Per Share		$ 2.82
Net Tangible Book Value Line Items
Net Tangible Book Value		$ (457,684)
Net Tangible Book Value Adjusted		$ 111,198,294
Number Of Shares Used Line Items
Number of Shares Used Adjustment		15,483,333
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share		$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value Amount of Dilution, Per Share		$ 2.82
Net Tangible Book Value Line Items
Net Tangible Book Value		$ (457,684)
Net Tangible Book Value Adjusted		$ 96,723,294
Number Of Shares Used Line Items
Number of Shares Used Adjustment		13,476,583
No Redemption [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[1]	$ 4,025,000
No Redemption [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[1]	3,500,000
No Redemption [Member] | Net Proceeds from this Offering and Sale of Private Placement Shares [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[2]	115,525,000
No Redemption [Member] | Net Proceeds from this Offering and Sale of Private Placement Shares [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[2]	100,525,000
No Redemption [Member] | Plus: Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted		155,978
No Redemption [Member] | Plus: Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted		155,978
No Redemption [Member] | Amounts Paid for Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[3]
No Redemption [Member] | Amounts Paid for Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[3]
No Redemption [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		3,833,333
No Redemption [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		3,833,333
No Redemption [Member] | Ordinary Shares Forfeited if Over-allotment is Not Exercised [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
No Redemption [Member] | Ordinary Shares Forfeited if Over-allotment is Not Exercised [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		(500,000)
No Redemption [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		11,650,000
No Redemption [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		10,143,250
No Redemption [Member] | Less: Ordinary Shares Redeemed [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
No Redemption [Member] | Less: Ordinary Shares Redeemed [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share		$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value Amount of Dilution, Per Share		8.97
Net Tangible Book Value, Adjusted, per Share		$ 1.03
Net Tangible Book Value Line Items
Net Tangible Book Value		$ (457,684)
Net Tangible Book Value Adjusted		$ 5,000,004
Number Of Shares Used Line Items
Number of Shares Used Adjustment		4,863,504
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		$ 8.97
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share		10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value Amount of Dilution, Per Share		8.84
Net Tangible Book Value, Adjusted, per Share		$ 1.16
Net Tangible Book Value Line Items
Net Tangible Book Value		$ (457,684)
Net Tangible Book Value Adjusted		$ 5,000,004
Number Of Shares Used Line Items
Number of Shares Used Adjustment		4,304,254
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		$ 8.84
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[1]	$ 4,025,000
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[1]	3,500,000
Redemption at 100 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of Private Placement Shares [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[2]	115,525,000
Redemption at 100 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of Private Placement Shares [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[2]	100,525,000
Redemption at 100 Percent of Maximum [Member] | Plus: Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted		155,978
Redemption at 100 Percent of Maximum [Member] | Plus: Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted		155,978
Redemption at 100 Percent of Maximum [Member] | Amounts Paid for Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[3]	106,198,290
Redemption at 100 Percent of Maximum [Member] | Amounts Paid for Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[3]	$ 91,723,290
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		3,833,333
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		3,833,333
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited if Over-allotment is Not Exercised [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited if Over-allotment is Not Exercised [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		(500,000)
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		11,650,000
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		10,143,250
Redemption at 100 Percent of Maximum [Member] | Less: Ordinary Shares Redeemed [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		10,619,829
Redemption at 100 Percent of Maximum [Member] | Less: Ordinary Shares Redeemed [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		9,172,329
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share		$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value Amount of Dilution, Per Share		3.40
Net Tangible Book Value, Adjusted, per Share		$ 6.60
Net Tangible Book Value Line Items
Net Tangible Book Value		$ (457,684)
Net Tangible Book Value Adjusted		$ 84,648,724
Number Of Shares Used Line Items
Number of Shares Used Adjustment		12,828,376
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		$ 3.40
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share		10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value Amount of Dilution, Per Share		3.40
Net Tangible Book Value, Adjusted, per Share		$ 6.60
Net Tangible Book Value Line Items
Net Tangible Book Value		$ (457,684)
Net Tangible Book Value Adjusted		$ 73,792,474
Number Of Shares Used Line Items
Number of Shares Used Adjustment		11,183,501
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		$ 3.40
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[1]	$ 4,025,000
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[1]	3,500,000
Redemption at 25 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of Private Placement Shares [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[2]	115,525,000
Redemption at 25 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of Private Placement Shares [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[2]	100,525,000
Redemption at 25 Percent of Maximum [Member] | Plus: Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted		155,978
Redemption at 25 Percent of Maximum [Member] | Plus: Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted		155,978
Redemption at 25 Percent of Maximum [Member] | Amounts Paid for Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[3]	(26,549,570)
Redemption at 25 Percent of Maximum [Member] | Amounts Paid for Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[3]	$ (22,930,820)
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		3,833,333
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		3,833,333
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited if Over-allotment is Not Exercised [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited if Over-allotment is Not Exercised [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		(500,000)
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		11,650,000
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		10,143,250
Redemption at 25 Percent of Maximum [Member] | Less: Ordinary Shares Redeemed [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		2,654,957
Redemption at 25 Percent of Maximum [Member] | Less: Ordinary Shares Redeemed [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		2,293,082
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share		$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value Amount of Dilution, Per Share		4.29
Net Tangible Book Value, Adjusted, per Share		$ 5.71
Net Tangible Book Value Line Items
Net Tangible Book Value		$ (457,684)
Net Tangible Book Value Adjusted		$ 58,099,144
Number Of Shares Used Line Items
Number of Shares Used Adjustment		10,173,418
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		$ 4.29
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share		10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value Amount of Dilution, Per Share		4.28
Net Tangible Book Value, Adjusted, per Share		$ 5.72
Net Tangible Book Value Line Items
Net Tangible Book Value		$ (457,684)
Net Tangible Book Value Adjusted		$ 50,861,644
Number Of Shares Used Line Items
Number of Shares Used Adjustment		8,890,418
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		$ 4.28
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[1]	$ 4,025,000
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[1]	3,500,000
Redemption at 50 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of Private Placement Shares [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[2]	115,525,000
Redemption at 50 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of Private Placement Shares [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[2]	100,525,000
Redemption at 50 Percent of Maximum [Member] | Plus: Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted		155,978
Redemption at 50 Percent of Maximum [Member] | Plus: Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted		155,978
Redemption at 50 Percent of Maximum [Member] | Amounts Paid for Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[3]	(53,099,150)
Redemption at 50 Percent of Maximum [Member] | Amounts Paid for Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[3]	$ (45,861,650)
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		3,833,333
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		3,833,333
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited if Over-allotment is Not Exercised [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited if Over-allotment is Not Exercised [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		(500,000)
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		11,650,000
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		10,143,250
Redemption at 50 Percent of Maximum [Member] | Less: Ordinary Shares Redeemed [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		5,309,915
Redemption at 50 Percent of Maximum [Member] | Less: Ordinary Shares Redeemed [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		4,586,165
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share		$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value Amount of Dilution, Per Share		5.80
Net Tangible Book Value, Adjusted, per Share		$ 4.20
Net Tangible Book Value Line Items
Net Tangible Book Value		$ (457,684)
Net Tangible Book Value Adjusted		$ 31,549,574
Number Of Shares Used Line Items
Number of Shares Used Adjustment		7,518,461
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		$ 5.80
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share		10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value Amount of Dilution, Per Share		5.77
Net Tangible Book Value, Adjusted, per Share		$ 4.23
Net Tangible Book Value Line Items
Net Tangible Book Value		$ (457,684)
Net Tangible Book Value Adjusted		$ 27,930,824
Number Of Shares Used Line Items
Number of Shares Used Adjustment		6,597,336
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		$ 5.77
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[1]	$ 4,025,000
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[1]	3,500,000
Redemption at 75 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of Private Placement Shares [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[2]	115,525,000
Redemption at 75 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of Private Placement Shares [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[2]	100,525,000
Redemption at 75 Percent of Maximum [Member] | Plus: Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted		155,978
Redemption at 75 Percent of Maximum [Member] | Plus: Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted		155,978
Redemption at 75 Percent of Maximum [Member] | Amounts Paid for Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[3]	(79,648,720)
Redemption at 75 Percent of Maximum [Member] | Amounts Paid for Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	[3]	$ (68,792,470)
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		3,833,333
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		3,833,333
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited if Over-allotment is Not Exercised [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited if Over-allotment is Not Exercised [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		(500,000)
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		11,650,000
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered and Sale of Private Placement Shares [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		10,143,250
Redemption at 75 Percent of Maximum [Member] | Less: Ordinary Shares Redeemed [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		7,964,872
Redemption at 75 Percent of Maximum [Member] | Less: Ordinary Shares Redeemed [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment		6,879,247
Net Tangible Book Deficit Before This Offering [Member] | No Redemption [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		$ (0.12)
Net Tangible Book Deficit Before This Offering [Member] | No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		(0.14)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		(0.12)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		(0.14)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		(0.12)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		(0.14)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		(0.12)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		(0.14)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		(0.12)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		(0.14)
Increase Attributable to Public Shareholders [Member] | No Redemption [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		7.30
Increase Attributable to Public Shareholders [Member] | No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		7.32
Increase Attributable to Public Shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		1.15
Increase Attributable to Public Shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		1.30
Increase Attributable to Public Shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		6.72
Increase Attributable to Public Shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		6.74
Increase Attributable to Public Shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		5.83
Increase Attributable to Public Shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		5.86
Increase Attributable to Public Shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		4.32
Increase Attributable to Public Shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		4.37
Pro Forms Net Tangible Book Value after this Offering and Ssale of Private Placement Shares [Member] | No Redemption [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		7.18
Pro Forms Net Tangible Book Value after this Offering and Ssale of Private Placement Shares [Member] | No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		7.18
Pro Forms Net Tangible Book Value after this Offering and Ssale of Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		1.03
Pro Forms Net Tangible Book Value after this Offering and Ssale of Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		1.16
Pro Forms Net Tangible Book Value after this Offering and Ssale of Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		6.60
Pro Forms Net Tangible Book Value after this Offering and Ssale of Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		6.60
Pro Forms Net Tangible Book Value after this Offering and Ssale of Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		5.71
Pro Forms Net Tangible Book Value after this Offering and Ssale of Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		5.72
Pro Forms Net Tangible Book Value after this Offering and Ssale of Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		4.20
Pro Forms Net Tangible Book Value after this Offering and Ssale of Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		$ 4.23

[1]	Additionally, the underwriting discount of gross proceeds of the Offering, of which (i) $450,000 (or $517,500 if the underwriters’ over-allotment option is exercised in full) in Cash and 150,000 Representative Shares without over-allotment (or 170,000 Representative Shares with over-allotment), will be paid at the Closing; and (ii) deferred underwriting commissions in an amount equal to 3.5% of the gross proceeds of this initial public offering remaining in the trust account at the closing of the initial business combination. The deferred underwriting commissions as set forth herein shall be calculated solely with respect to the gross proceeds of the Offering remaining in the trust account at the closing of the initial business combination, and no backstop, PIPE or other non-Offering financing shall be included in such calculation. The number of Representative Shares shall be reduced, if necessary, to comply with FINRA rules or regulations. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters
[2]	Expenses applied against gross proceeds include offering expenses of approximately $457,500 and underwriting commissions of $450,000 in the aggregate, payable to AGP (excluding deferred underwriting commissions). See “Use of Proceeds.”
[3]	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, officers, advisors or their affiliates may purchase shares in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share.